Note 14 - Related Party Transactions (Details Textual) - USD ($)						3 Months Ended		12 Months Ended
	Sep. 19, 2024	Aug. 12, 2024	Aug. 08, 2024	Jun. 08, 2023	May 01, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 27, 2024	Jun. 07, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)				327,421
Class of Warrant or Right, Exercised During Period (in shares)						1,623,530		12,827
Share-Based Payment Arrangement, Expense						$ 117		$ 2,594,000	$ 295,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		59,264
Share-Based Payment Arrangement, Expense		$ 410,000				$ 1	$ 0	410,000	$ 0
Shares Issued for Prepaid Services [Member]
Arrangement, Shares to be Issued (in shares)										433,360
Arrangement, Shares to be Issued, Value										$ 2,440,000
Prepaid Expense										$ 2,925,000
Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											92,799
Warrants and Rights Outstanding, Term (Year)											5 years
Warrants and Rights Outstanding		$ 610,000
Executive Officer [Member] | Consulting Fees [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)					29,636
Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)				288,794
Related Party [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		59,264
Share-Based Payment Arrangement, Expense		$ 410,000
Related Party [Member] | Secured Promissory Notes [Member]
Debt Instrument, Face Amount			$ 209,000
Debt Instrument, Unamortized Discount (Premium), Net			11,000
Proceeds from Issuance of Debt			$ 198,000
Debt Instrument, Interest Rate, Stated Percentage			18.00%
Related Party [Member] | Consulting Fees [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)					29,636
Director [Member] | Shares Issued for Prepaid Services [Member]
Arrangement, Shares to be Issued (in shares)										140,749
Arrangement, Shares to be Issued, Value										$ 745,000
Prepaid Expense								$ 0		$ 950,000
Director [Member] | Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											30,933
Warrants and Rights Outstanding											$ 203,000
Class of Warrant or Right, Exercised During Period (in shares)	30,933